Leases - Components of Lease Expense (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Leases
Operating Lease Cost	$ 294,137
Operating cash flows from operating leases	$ 265,421
Operating lease remaining lease term	98 months